FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Outstanding Options to Non-employee) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Beginning balance	$ 284
Fair value of liability with respect to outstanding options to non-employee		353
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital		(89)
Change in fair value of liability with respect to outstanding options to non- employee	(20)	20
Ending balance	$ 264	$ 284